FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Disclosure of detailed information about credit risk explanatory [Table Text Block]
	December 31, 2021	December 31, 2020
Current	$341,746	$227,308
1 - 60 days	319,346	195,231
61 days and over	27,952	20,910
	$689,044	$443,449

Disclosure of detailed information about foreign currency risk [Table Text Block]
	December 31, 2021	December 31, 2020
Cash	$1,210,548	$52,084
Accounts receivable	116,186	92,210
Accounts payable and accrued liabilities	(116,573)	(109,519)
	$1,210,161	$(34,775)